SEGMENTED INFORMATION - STATEMENT OF EARNINGS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Disclosure of operating segments [line items]
Revenues	$ 268.8	$ 282.4	$ 803.8	$ 734.6
Cost of sales	165.6	160.9	494.8	458.4
Depreciation expense	62.3	69.3	197.2	193.1
General and administrative	8.9	10.0	27.8	28.8
Exploration	6.6	6.5	29.6	20.6
Impairments (reversals)	0.0	0.0	(524.1)	0.0
Other income	(1.5)
Other expenses		1.9	8.0	10.2
Earnings from operations	26.9	33.8	570.5	23.5
Net capital expenditures	44.7	72.5	138.5	222.8
Operating Segments Including Incorporated Joint Ventures
Disclosure of operating segments [line items]
Revenues	288.4	303.6	862.5	802.1
Cost of sales	179.5	178.7	535.9	509.4
Depreciation expense	62.7	69.6	198.3	195.3
General and administrative	8.9	10.0	27.8	28.8
Exploration	7.1	6.7	30.7	21.1
Impairments (reversals)	0.0	0.0	(524.1)	0.0
Other income	(1.5)
Other expenses		1.9	8.0	11.7
Earnings from operations	31.7	36.7	585.9	35.8
Net capital expenditures	47.1	73.6	144.3	225.5
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Revenues	19.6	21.2	58.7	67.5
Cost of sales	13.9	17.8	41.1	51.0
Depreciation expense	0.4	0.3	1.1	2.2
General and administrative	0.0	0.0	0.0	0.0
Exploration	0.5	0.2	1.1	0.5
Impairments (reversals)	0.0	0.0	0.0	0.0
Other expenses	0.0	0.0	0.0	1.5
Earnings from operations	4.8	2.9	15.4	12.3
Net capital expenditures	2.4	1.1	5.8	2.7
Gold mines
Disclosure of operating segments [line items]
Revenues	268.7	282.2	803.5	734.0
Cost of sales	165.6	159.6	494.8	457.4
Depreciation expense	61.5	68.2	194.4	189.7
General and administrative	0.0	0.0	0.0	0.0
Exploration	0.1	1.2	4.9	2.8
Impairments (reversals)	0.0	0.0	(116.0)	0.0
Other income	(1.6)
Other expenses		1.4	1.3	8.0
Earnings from operations	43.1	51.8	224.1	76.1
Net capital expenditures	44.0	72.0	136.8	219.3
Gold mines | BURKINA FASO
Disclosure of operating segments [line items]
Revenues	130.2	167.6	402.2	399.2
Cost of sales	82.2	84.6	250.2	223.8
Depreciation expense	31.0	32.3	98.0	78.8
General and administrative	0.0	0.0	0.0	0.0
Exploration	0.0	0.0	0.0	0.0
Impairments (reversals)	0.0	0.0	0.0	0.0
Other expenses	0.0	0.9	0.0	0.8
Earnings from operations	17.0	49.8	54.0	95.8
Net capital expenditures	16.8	16.9	52.5	82.4
Gold mines | SURINAME
Disclosure of operating segments [line items]
Revenues	97.1	92.2	286.3	269.4
Cost of sales	57.5	53.4	171.4	169.4
Depreciation expense	20.0	21.7	63.4	72.9
General and administrative	0.0	0.0	0.0	0.0
Exploration	0.1	1.2	4.9	2.8
Impairments (reversals)	0.0	0.0	(116.0)	0.0
Other expenses	0.4	0.2	2.3	3.6
Earnings from operations	19.1	15.7	160.3	20.7
Net capital expenditures	13.2	34.2	36.7	67.8
Gold mines | CANADA
Disclosure of operating segments [line items]
Revenues	41.4	22.4	115.0	65.4
Cost of sales	25.9	21.6	73.2	64.2
Depreciation expense	10.5	14.2	33.0	38.0
General and administrative	0.0	0.0	0.0	0.0
Exploration	0.0	0.0	0.0	0.0
Impairments (reversals)	0.0	0.0	0.0	0.0
Other income	(2.0)
Other expenses		0.3	(1.0)	3.6
Earnings from operations	7.0	(13.7)	9.8	(40.4)
Net capital expenditures	14.0	20.9	47.6	69.1
Exploration and evaluation
Disclosure of operating segments [line items]
Revenues	0.0	0.0	0.0	0.0
Cost of sales	0.0	0.0	0.0	0.0
Depreciation expense	0.0	0.1	0.1	0.2
General and administrative	0.0	0.1	0.1	0.3
Exploration	6.5	5.3	24.7	17.8
Impairments (reversals)	0.0		(400.0)	0.0
Other expenses	0.1	0.1	0.3	0.3
Earnings from operations	(6.6)	(5.6)	374.8	(18.6)
Net capital expenditures	0.5	0.4	1.3	2.7
Corporate
Disclosure of operating segments [line items]
Revenues	0.1	0.2	0.3	0.6
Cost of sales	0.0	1.3	0.0	1.0
Depreciation expense	0.8	1.0	2.7	3.2
General and administrative	8.9	9.9	27.7	28.5
Exploration	0.0	0.0	0.0	0.0
Impairments (reversals)	0.0	0.0	(8.1)	0.0
Other expenses	0.0	0.4	6.4	1.9
Earnings from operations	(9.6)	(12.4)	(28.4)	(34.0)
Net capital expenditures	$ 0.2	$ 0.1	$ 0.4	$ 0.8